Income Taxes (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Tax effect	29,369
Taiwan operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	149,990
Tax effect	25,498
Taiwan operations [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2015
Taiwan operations [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2024
Hong Kong Operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	1,809
Tax effect	299
Expiration year (in years)	Indefinitely
US operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	8,970
Tax effect	3,572
US operations [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2024
US operations [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year (in years)	2034